S-K 1603(a) SPAC Sponsor	Jan. 21, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Columbus Circle 2 Sponsor Corporation LLC
SPAC Sponsor Form of Organization	Limited Liability Partnership
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.